Financial Assets - Composition of Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [abstract]
Fair value of derivatives financial instruments	€ 577	€ 2,795
Fair value of derivatives financial instruments	3,633	5,694
Other non-current financial assets	4,475	1,044
Other non-current financial assets	5,052	3,839
Life insurance policies		27,908
Other current financial assets	4,382	33,602
Other current financial assets	749
Other Financial Assets	9,434	€ 37,441
Financial Assets	€ (20)